Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Parenthetical) (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cruise
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ 2,410	$ (1,035)	$ 2,360	$ (1,023)
Land and Onboard
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Direct costs of cruise, land and onboard	$ 3,269	$ (1,463)	$ 2,586	$ (1,250)